Kunzman & Bollinger, Inc.
ATTORNEYS-AT-LAW
5100 N. BROOKLINE, SUITE 600
OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501
Fax (405) 942-3527
February 23, 2007
ELECTRONIC FILING
Mr. H. Roger Schwall
United States Securities and
     Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Atlas Resources Public #16-2007 Program Pre-Effective Amendment No. 2 to Registration Statement on Form S-1 Filed February 23, 2007
SEC File No. 333-138068
Dear Mr. Schwall:
     Enclosed for filing is Pre-Effective Amendment No. 2 to the Program’s Registration Statement. Also, this letter is in response to your comment letter dated February 7, 2007 concerning the above-referenced filing. For your convenience, we first restate your comments in italics and then provide our response. The responses in this letter are based on representations made by the Program and its Managing General Partner, Atlas Resources, LLC, to Kunzman & Bollinger, Inc. for the purpose of preparing this letter. Unless otherwise noted, all references in our responses to pages or sections of the prospectus are to the form of prospectus included in Pre-Effective Amendment No. 2.
     Form S-1/A-1 filed January 16, 2007
     General
1.	We noted on your cross-reference sheet that you do not believe the information required under Item 11(j) is required because there is no market for the partnership units. The information required by Item 305 of Regulation S-K does not relate to the marketability of the partnership units. Rather, you are required to provide quantitative and qualitative information with respect to your market risk exposure to interest rate risk, foreign currency exchange rate risk, commodity price risk and other relevant market risks. Please revisit the requirements set forth in Item 305 of Regulation S-K.

Pursuant to your comment, Item 11(j) has been deleted from the cross-reference sheet.

Kunzman & Bollinger, Inc.
United States Securities and
     Exchange Commission
February 23, 2007

     Summary of the Offering, page 6
2.	We note your response to prior comment 7 and reissue the comment in part. Please disclose the intended termination date of the partnerships.

The first paragraph in “Summary of the Offering — Business of the Partnerships and the Managing General Partner,” has been revised in “Pre-Effective Amendment No. 2 to disclose the termination dates of both partnerships as set forth in Section 7.01(a) of the partnership agreement.
     Risk Factors, page 14
3.	To enable the reader distinguishing between the subheadings and the text, please italicized the subheadings of your risk factors.

The subheadings in “Risk Factors” have been italicized in Pre-Effective Amendment No. 2.
     Investment Objectives, page 30
     Actions to be taken by managing general partner to reduce risks..., page 33
4.	Please discuss why if all or the majority of the units are sold in Atlas Resources Public #16-2007(A) L.P., then it may take longer for all the well to be drilled and completed in that partnership.

The greater the number of units sold in a partnership, the greater the number of wells that will be drilled by the partnership. For example, it takes longer to drill 100 wells than it takes to drill 50 wells. In this regard, all of the wells cannot be drilled at the same time, because it would be impracticable for the Program to obtain the use of 50 or 100 drilling rigs at once.
     Management, page 69
5.	You state that the managing general partner has sponsored 16 and 38 private partnerships. However, the tables you provide on page 59 through page 67 indicate that you have sponsored 53 partnerships in total. Please reconcile.

Kunzman & Bollinger, Inc.
United States Securities and
     Exchange Commission
February 23, 2007

Pre-Effective Amendment No. 2 includes revised tables that include 54 partnerships sponsored by the managing general partner. Thus, the number of the managing general partner’s partnerships has been reconciled.
     Summary of Drilling and Operating Agreement, page 158
6.	Please briefly discuss the extent of the limitation of the operator’s liability to the partnerships.

The “Summary of Drilling and Operating Agreement” discussion in Pre-Effective Amendment No. 2 has been revised to discuss the limitation on the operator’s liability to the partnerships as set forth below:
“The limitation of the operator’s liability to a partnership under section 4.05 of partnership agreement, which provides that the operator will not have any liability for any loss suffered by the partnership or the participants which arises out of any action or inaction of the operator if the operator determined in good faith that the course of conduct was in the best interest of the partnership, the operator was performing services for the partnership and the operator’s course of conduct did not constitute negligence or misconduct.”
     Financial Statements of Atlas Resources LLC.
     General
7.	We have read your response to prior comment two indicating that you have revised the financial statements of Atlas Resources, LLC and Subsidiary to include audited statements for the period ended September 30, 2003. Please amend your filing to include a report from your auditors which expresses an opinion on the three fiscal years of financial statements presented therein.

Pre-Effective Amendment No. 2 includes a report from the auditors which expresses an opinion on the three fiscal years of financial statements presented therein. See page F-9 of the prospectus in Pre-Effective Amendment No. 2.
8.	We noted that you have omitted certain disclosures that were provided in your previously filed financial statements. For example, we note your financial statements no longer include disclosures related to your goodwill and intangible assets, debt, major customers and consolidation accounting policy. Please include these required disclosures in your next amendment to the registration statement, or explain to us why you believe such disclosures are no longer necessary.

The Company has enhanced Note 2 to address its Goodwill accounting policy and included additional disclosure in new Note 3 to address the cost and accumulated amortization of goodwill.

Kunzman & Bollinger, Inc.
United States Securities and
     Exchange Commission
February 23, 2007

The Company has added a new Note 3 with required disclosures for Intangible Assets.

Long-term Debt is considered immaterial to the Company’s financial statements. The Parent’s long-term debt has been disclosed in Note 5-Certain Relationships and Related Party Transactions.

The Company inadvertently disclosed that for the years ended September 30, 2004 and 2003, gas sales to First Energy Solutions Corporation accounted for 10% and 15%, respectively, of total revenues. In fact, First Energy Solutions Corporation accounted for 10% and 15% of total gas and oil revenues and not 10% and 15% of total revenues as required to be disclosed. Thus, there was not a major customer that met the disclosure criteria and this information has been omitted from the updated filing.

The Company has enhanced Note 2 to include its consolidation accounting policy disclosure.
     Consolidated Statements of Cash Flows, page F-12
9.	We note that you present the changes in operating assets and liabilities as a single line item in your reconciliation of net income to net cash provided by operating activities. Please revise your presentation to separately report the major classes of reconciling items included in this single line item as required by paragraph 29 of SFAS 95.

The presentation of changes in operating assets and liabilities in the reconciliation of net income to net cash provided by operating activities has been revised in Pre-Effective Amendment No. 2 to separately report the major classes of reconciling items included in the previous single line item as required by SFAS 95.
     Note 7 — Certain Relationships and Related Party Transactions, page F-21
10.	Please comply with our prior comment 26 in our letter dated November 16, 2006 in your next amendment to the registration statement. In addition, explain to us why you have omitted all disclosures related to the management fees paid to your parent in your financial statements.

The Company has now disclosed these fees in its statements of income as “Non-direct expense allocations-affiliate.”
     Note 4 — Income Taxes, page F-24
11.	We note that your managing general partner changed its tax status in 2006. Please comply with the disclosures outlined in paragraphs 43 through 49 of SFAS 109 for the financial statement periods in which it was a taxable entity.

The Company has changed its Note 2, Income Taxes disclosure to comply with disclosure requirements outlined in paragraphs 43 through 46 of SFAS 109.

Kunzman & Bollinger, Inc.
United States Securities and
     Exchange Commission
February 23, 2007

     Please contact the undersigned or Gerald A. Bollinger if you have any questions or comments concerning this response.

Very truly yours, KUNZMAN & BOLLINGER, INC.
/s/ Wallace W. Kunzman, Jr.
Wallace W. Kunzman, Jr.

cc:	Mr. Jack Hollander Mr. Justin Atkinson